Notes Payable – Related Parties (Details) - USD ($)		1 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 23, 2026	May 31, 2026	Apr. 30, 2026	Mar. 31, 2026	Feb. 28, 2026	May 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Notes Payable – Related Parties (Details) [Line Items]
Aggregate principal amount											$ 1,500,000
Accrued interest											100,881
Interest expense							$ 10,633		$ 48,852		100,881	$ 5,000
Interest expense							$ 10,633	$ 23,949	48,852	$ 25,264	$ 100,881	$ 5,000
Percentage of interest											10.00%
Maturity date											Mar. 31, 2026
Conversion price (in Dollars per share)											$ 80
Business days											5 years
Percentage of payment											10.00%
Short-Term Promissory Notes [Member]
Notes Payable – Related Parties (Details) [Line Items]
Aggregate principal amount		$ 1,500,000	$ 168,158	$ 168,158	$ 168,158	$ 1,250,000
Outstanding principal balance
Convertible Promissory Notes [Member]
Notes Payable – Related Parties (Details) [Line Items]
Aggregate principal amount											$ 1,500,000
Short-term notes interest rate		10.00%				10.00%
Outstanding principal balance
Accrued interest	$ 147,000
Short-Term Notes [Member]
Notes Payable – Related Parties (Details) [Line Items]
Outstanding principal balance											$ 250,000
Short-Term Notes [Member]
Notes Payable – Related Parties (Details) [Line Items]
Short-term notes interest rate			12.00%
Common Stock [Member]
Notes Payable – Related Parties (Details) [Line Items]
Aggregate common stock (in Shares)							111,358
Common Stock [Member] | Convertible Promissory Notes [Member]
Notes Payable – Related Parties (Details) [Line Items]
Aggregate common stock (in Shares)	20,600